Shareholders' equity - Shares Issued (Details) - shares		12 Months Ended
	Oct. 25, 2024	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Changes in number of shares outstanding [abstract]
Shares in issue at start of period		36,354,297	36,044,706	32,292,648
Issued in relation to creation of treasury shares in August 2022 (in shares)				3,500,000
Issued in relation to capital raise (in shares)	3,642,988	3,642,988
Issued in relation to vesting of PSU, RSU and options (in shares)		365,810	309,591	252,058
Shares in issue at end of period		40,363,095	36,354,297	36,044,706